Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Operating Leases

The Company has entered into various noncancelable operating lease agreements, primarily for office space, laboratory space, and vehicles, which expire over the next two to four years. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. Rent expense for operating leases was $1.8 million and $6.0 million, for the three and nine months ended September 30, 2020, respectively, and $2.3 million and $6.6 million, respectively, for the three and nine months ended September 30, 2019.

As of September 30, 2020, net minimum payments under the non-cancelable operating leases were as follows (in thousands):

Year ending December 31,	Minimum Operating Lease Payments
Remainder of 2020	$1,933
2021	5,476
2022	3,017
2023	1,036
2024 and thereafter	38

Total future minimum lease payments	$11,500

Capital Leases

The Company has entered into various capital lease agreements, primarily for equipment. The outstanding leases have a weighted average imputed interest rate of 5.98% per annum. As of September 30, 2020, the future minimum payments under the capital leases were as follows (in thousands):

Year ending December 31,	Minimum Capital Lease Payments
Remainder of 2020	$145
2021	324
2022 and thereafter	47

Total future minimum lease payments	516
Less amounts representing interest	(20)

Present value of minimum capital lease payments	496
Less current portion of capital lease obligations	(399)

Capital lease obligations, net of current portion	$97

Contingencies

The Company, in the ordinary course of its business, can be involved in lawsuits, threats of litigation, and audit and investigative demands from third parties. While management is unable to predict the exact outcome of such matters, it is management’s current belief, that any potential liabilities resulting from these contingencies, individually or in the aggregate, could have a material impact on the Company’s financial position and results of operations.

The regulations governing government reimbursement programs (e.g., Medicaid, Tricare, and Medicare) and commercial payor reimbursement programs are complex and may be subject to interpretation. As a provider of services to patients covered under government and commercial payor programs, post payment review audits, and other forms of reviews and investigations are routine. The Company believes it complies in all material respects with the statutes, regulations, and other requirements applicable to its laboratory operations.

Federal Investigations

In April 2018, the Company received a civil investigative demand from an Assistant U.S. Attorney (“AUSA”) for the Southern District of New York (“SDNY”) and a Health Insurance Portability and Accountability Act subpoena issued by an AUSA for the Southern District of California (“SDCA”). In May 2018, the Company received a subpoena from the State of New York Medicaid Fraud Control Unit.

On July 21, 2020, July 23, 2020, and October 1, 2020, the Company entered into agreements with certain governmental agencies and the 45 states participating in the settlement (“State AGs”) to resolve, with respect to such agencies and State AGs, all of such agencies’ and State AGs’ outstanding civil, and, where applicable, federal criminal investigations described above. Specifically, the Company has entered into:

a civil settlement agreement, effective July 23, 2020, with the DOJ through the AUSA for SDNY, and on behalf of the Office of Inspector General of the Department of Health and Human Services (the “OIG”), and with the relator named therein (the “SDNY Civil Settlement Agreement”);

a civil settlement agreement, effective July 23, 2020, with the DOJ through the AUSA for SDCA, and on behalf of the Defense Health Agency, the Tricare Program and the Office of Personnel Management, which administers the Federal Employees Health Benefits Program (the “SDCA Civil Settlement Agreement”);

a non-prosecution agreement, effective July 21, 2020, with the AUSA for SDCA (the “Non-Prosecution Agreement”) in resolution of all criminal allegations;

a corporate integrity agreement, effective July 21, 2020, with the OIG (the “Corporate Integrity Agreement”); and

civil settlement agreements, effective October 1, 2020, with the State AGs (“the State Settlement Agreements”).

The Company refers to the SDNY Civil Settlement Agreement, the SDCA Civil Settlement Agreement, the Non-Prosecution Agreement, the Corporate Integrity Agreement and the State Settlement Agreements collectively as the Agreements.

SDNY Civil Settlement Agreement

Pursuant to the SDNY Civil Settlement Agreement, the Company is required to pay a settlement amount of approximately $19.4 million, which includes approximately $9.7 million designated as restitution to the U.S. federal government. During the three months ended September 30, 2020, the Company paid approximately $9.1 million. The Company paid an additional approximately $4.1 million subsequent to September 30, 2020, for an aggregate of approximately $13.1 million paid to date. The outstanding settlement amount is payable in three installments as follows:

approximately $1.6 million on or before December 31, 2020;

approximately $2.0 million on or before December 31, 2021; and

approximately $2.8 million on or before December 31, 2022.

The remaining amounts payable to the government will be subject to interest at a rate of 1.25% per annum, and any or all amounts may be paid earlier at the option of the Company. Furthermore, the Company has agreed that, if during calendar years 2020 through 2023, and so long as amounts payable to the government remain unpaid, the Company receives any civil settlement, damages awards, or tax refunds, to the extent that the amounts exceed $5.0 million in a calendar year, it will pay 26% of the amount received in such civil settlement, damages award, or tax refunds as an accelerated payment of the scheduled amounts set forth above, up to a maximum total acceleration of $4.2 million. As previously reported, during the three months ended March 31, 2020, the Company recorded a discrete tax benefit of $37.7 million related to the net operating loss carryback provisions available under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) for taxes paid by the Company in years 2013, 2014, 2015 and 2017 (the “CARES Act Tax Benefit”). In June 2020, the Company received a tax benefit payment of approximately $22.7 million for a portion of the CARES Act Tax Benefit, and because this tax refund was received prior to the effective date of the SDNY Civil Settlement Agreement, the payment the initial settlement payment installment included an added payment of approximately $5.9 million. In addition, because the Company received a tax benefit payment of approximately $15.7 million in September 2020, and accelerated payment of approximately $4.1 million was made on October 1, 2020 with a corresponding reduction in the previously agreed upon payment term and subsequent payment amounts.

Additionally, under the SDNY Civil Settlement Agreement, the U.S. federal government and the relator agreed to dismiss all civil claims asserted by the relator under the qui tam provisions of the federal False Claims Act.

SDCA Civil Settlement Agreement

The SDCA Civil Settlement Agreement requires the Company to pay a settlement amount of approximately $16.4 million, which includes approximately $10.0 million designated as restitution to the U.S. federal government. During the three months ended September 30, 2020, the Company paid approximately $7.7 million. The Company paid an additional $3.4 million subsequent to September 30, 2020, for an aggregate of $11.1 million paid to date. The outstanding settlement amount is payable in three installments as follows:

approximately $1.4 million on or before December 31, 2020;

approximately $1.8 million on or before December 31, 2021; and

approximately $2.2 million on or before December 31, 2022.

The remaining amounts payable to the government, will be subject to interest at a rate of 1.25% per annum, and any or all amounts may be paid earlier at the option of the Company.

On July 21, 2020, the Company issued a promissory note to the U.S. federal government for the full settlement amount in connection with the SDCA Civil Settlement Agreement (the “Promissory Note”). The Promissory Note contains customary events of default and related acceleration of payment provisions. In addition, the Promissory Note provides, among other terms, that, if during calendar years 2020 through 2023, and so long as amounts payable to the government remain unpaid, the Company receives any civil settlement, damages awards, or tax refunds, to the extent that the amounts exceed $5.0 million in a calendar year, it will pay 22% of the amount received in such civil settlement, damages award, or tax refunds as an accelerated payment of the scheduled amounts set forth above up to a maximum total acceleration of approximately $3.4 million. Because the Company received a tax benefit payment of approximately $22.7 million for a portion of the CARES Act Tax Benefit in June 2020 and because this tax refund was received prior to the effective date of the Promissory Note, the initial payment installment included an added payment of $4.9 million. In addition, because the Company received a tax benefit payment of approximately $15.7 million in September 2020, an accelerated payment of approximately $3.4 million was made on October 1,2020, with a corresponding reduction in the previously agreed upon payment term and subsequent payment amounts.

Non-Prosecution Agreement

Effective July 21, 2020, the Company entered into the Non-Prosecution Agreement, pursuant to which the Company agreed with the DOJ to (i) pay the restitution provided for under the SDCA Civil Settlement Agreement, (ii) not commit any felonies, (iii) continue to implement a compliance and ethics program designed to prevent and detect violations of applicable fraud and kickback laws throughout its operations and (iv) fulfill certain other disclosure, reporting and cooperation obligations. The DOJ agreed that it will not prosecute the Company for any conduct described in the Non-Prosecution Agreement provided that the Company performs its obligations under the Non-Prosecution Agreement during the period from July 21, 2020 through July 21, 2021. The Non-Prosecution Agreement provides that the DOJ may unilaterally, upon notice to the Company, extend the term of the agreement in 6-month increments, for a maximum total term of 24 months (that is, two 6-month extensions).

Corporate Integrity Agreement

In connection with the resolution of the investigated matters, and in exchange for the OIG’s agreement not to exercise its authority to permissively exclude the Company from participating in federal healthcare programs, effective July 21, 2020, the Company entered into a five-year Corporate Integrity Agreement with the OIG. The Corporate Integrity Agreement requires, among other matters, that the Company maintain a Compliance Officer, a Compliance Committee, board review and oversight of certain federal healthcare compliance matters, compliance programs, and disclosure programs; provide management certifications and compliance training and education; engage an independent review organization to conduct claims and arrangements reviews; and implement a risk assessment and internal review process. The Company’s failure to comply with its obligations under the Corporate Integrity Agreement could result in monetary penalties and/or the Company being excluded from participating in federal healthcare programs.

State Settlement Agreements

Effective October 1, 2020, the Company entered into agreements with the State AGs with respect to the investigated matters. The State Settlement Agreements require the Company to pay a settlement amount of approximately $13.2 million to the participating states. The State Settlement Agreements include acceleration provisions similar to the SDNY Civil Settlement Agreement and the SDCA Civil Settlement Agreements described above upon the Company’s receipt of civil settlements, damages awards, and tax refunds, with the amount to be accelerated and the timing of accelerated payment subject to such receipts. Because the Company received the June 2020 and September 2020 tax benefits totaling approximately $38.4 million, the initial payment to the participating states included added payments reflecting 17% of that amount, for a total initial payment on October 2, 2020 of approximately $8.7 million. The outstanding settlement amount is payable in four installments as follows:

approximately $1.1 million on or before December 31, 2020;

approximately $1.4 million on or before December 31, 2021;

approximately $1.9 million on or before December 31, 2022; and

approximately $0.2 million on or before December 31, 2023.

Settlement Accruals

As of December 31, 2019, the Company had accrued an aggregate of $35.8 million associated with a potential settlement with the DOJ and the participating State AGs within accrued expenses and other current liabilities and as a reduction of revenue as reflected on the consolidated balance sheet of the Company as of December 31, 2019 and consolidated statement of operations for the year ended December 31, 2019. In addition, in the quarter ended March 31, 2020, the Company accrued an additional $13.2 million with respect to the total amount to be paid under the agreement in principle to the DOJ and the participating State AGs, and additional amounts for related costs as of and for the quarterly period ended March 31, 2020. As of September 30, 2020, the Company’s accrual consists of $20.2 million in accrued expenses and other current liabilities and $12.1 million in other long-term liabilities.

Payor Settlement Agreements

On June 21, 2018, the Company received a letter from Cigna alleging damages related to contract terms. On December 5, 2018, Cigna and the Company entered into a settlement agreement whereby Avero agreed to pay an aggregate amount of $12.0 million with an upfront payment of $6.0 million and the remaining $6.0 million to be paid over 24 months. For the year ended December 31, 2018, the Company recorded a charge of $12.0 million associated with this claim in its consolidated statements of operations as a reduction to revenue. As of September 30, 2020, the remaining settlement accrual related to Cigna is $0.8 million included in accrued expenses and other current liabilities.

On June 25, 2018, the Company received a letter from Aetna’s external legal counsel that included various allegations relating to the Company’s past practices. In November 2019, the Company and Aetna entered into a settlement agreement for $15.0 million, to be paid in installment payments through December 2020. During the year ended December 31, 2018, the Company recorded a charge of $15.0 million associated with this claim in its consolidated statements of operations as a reduction to revenue. As of September 30, 2020, the Company’s accrual consists of $5.0 million included in accrued expenses and other current liabilities.

On October 18, 2018, the Company received a letter from UnitedHealth Group that included various allegations relating to the Company’s past practices. On September 30, 2019, the Company entered into a settlement agreement with United HealthCare Services, Inc. and UnitedHealthcare Insurance Company (“United”) in which the Company agreed to pay an aggregate amount of $30.0 million. The settlement is to be paid with an upfront payment of $2.0 million, and the remaining balance to be paid every six months starting December 31, 2019, with the first two installment payments of $5.0 million each, and $6.0 million each thereafter. As of September 30, 2020, the remaining settlement accrual related to United is $18.0 million consisting of $12.0 million included in accrued expenses and other current liabilities and $6.0 million included in other long-term liabilities.

Payor Recoveries

As noted above, the regulations governing government reimbursement programs (e.g., Medicaid, Tricare, and Medicare) and commercial payor reimbursement programs are complex and may be subject to interpretation. As a provider of services to patients covered under government reimbursement and commercial payor programs, the Company is routinely subject to post-payment review audits and other forms of reviews and investigations. If a third-party payor successfully challenges that a payment to the Company for prior testing was in breach of contract or otherwise contrary to policy or law, they may recoup such payment. The Company may also decide to negotiate and settle with a third-party payor in order to resolve an allegation of overpayment. In the ordinary course of business, the Company addresses and evaluates a number of such claims from payors. In the past, the Company has negotiated and settled these types of claims with third-party payors. The Company may be required to resolve further disputes in the future. The Company is aware of one commercial payor that is reviewing historical payments and may make a claim for recoupment in the future. While management is unable to predict the exact outcome of any such claims, it is management’s current belief, that any potential liabilities resulting from these contingencies, individually or in the aggregate, could have a material impact on the Company’s financial position and results of operations.

In connection with the third-party review of the Company’s coding and billing processes described in Note 4, which identified that the Company had not effectively transitioned to the implementation of the new CPT code for reimbursement for the Company’s Preparent expanded carrier screening tests during 2019 and early 2020, the Company reviewed its reimbursement from commercial payors for these tests over the same time period. The Company may need to engage with payors in order to determine if any amounts could be subject to recovery or recoupment, as it is customarily done with commercial payors. Any amounts subject to recovery or recoupment will depend on the interpretation of widely variable payor medical and billing policies. The Company will not know if any overpayments exist until it completes this engagement with individual commercial payors. If negotiations with payors result in claims or conclusions that overpayments have been made, this could have a material impact on the Company’s financial results and position. The Company is unable to predict the outcome of this matter and is unable to make a meaningful estimate of the amount or range of loss, if any, that could result from any unfavorable outcome related to this matter.

OIG Inquiry

On October 16, 2019, the Company received an inquiry from the Texas Health & Human Services Commission Office of Inspector General (the “TX OIG”), alleging that the Company did not hold the required CLIA Laboratory Certificate of Accreditation to perform, bill for, or be reimbursed by the Texas Medicaid Program for certain tests performed by us from January 1, 2015 through December 31, 2018. Although management believes that the Company holds and have held all required CLIA certificates and/or subcontract with third-party laboratories that hold and have held such certificates to perform all of the tests subject to the TX OIG inquiry, there can be no assurance that the TX OIG will agree with this position. The Company submitted a written response to the inquiry on October 23, 2019 and are awaiting a response from the TX OIG on the matter. It is not possible to predict the outcome of these matters and the timing for resolution.

Natera Lawsuit

On June 17, 2020, Natera, Inc. filed suit in the Western District of Texas (W.D. Texas Civil Action No. 6:20-cv-532) asserting the Company’s infringement of six Natera patents based on a portion of our NIPT product offering. On June 19, 2020, Natera filed a substantially similar second suit in the Northern District of Texas (N.D. Texas Civil Action No. 3:20-cv-1634). On July 31, 2020, the Company filed a motion to dismiss the Western District of Texas case based on improper venue. The parties are now conducting limited discovery related to this motion after which Natera will file its responsive pleadings. The Northern District of Texas case has been stayed until a decision with respect to the motion to dismiss is made.

On July 2, 2020, the Company filed a Complaint for Declaratory Judgment of Non-Infringement against Natera in the Southern District of California (S.D. California Civil Action No. 3:20-cv-1252). This case has been stayed pending the outcome of the Company’s venue motion in the Western District of Texas.

Management believes that the claims in Natera’s complaints are without merit and the Company is vigorously defending against them.

IPO Litigation

On June 23, 2020, the Company completed its IPO. Subsequent to the IPO, two lawsuits were filed against the Company, certain of its executive officers and directors, and the underwriters of the IPO. The lawsuits allege that the Company’s registration statement and related prospectus for the IPO made false and misleading statements and omissions in violation of the Securities Act of 1933 by failing to disclose that the Company (i) had overbilled government payors by $10.3 million in 2019 and early 2020; (ii) would need to refund this overpayment in the second quarter of 2020; and (iii) were allegedly suffering from accelerating negative trends with respect to testing volumes, revenues, and product pricing during the second quarter of 2020. Both lawsuits seek, among other things, unspecified compensatory damages, interest, costs, and attorneys’ fees. The Company intends to vigorously defend against these claims. Given the uncertainty of litigation, the preliminary stages of these cases, and the legal standards that must be met for, among other things, success on the merits, the Company is unable to predict the ultimate outcome of these actions, and therefore cannot estimate the reasonably possible loss or range of loss, if any, that may result from these actions. Subject to a reservation of rights, the Company is advancing expenses subject to indemnification by the underwriters of the IPO. More details on each lawsuit are below:

Soe Action. On August 28, 2020, a putative securities class action was filed in the U.S. District Court for the Southern District of California, entitled Aung Kyaw Soe v. Progenity, Inc., et al., No. 3:20-cv-01683-CAB-AHG. The plaintiff, Aung Kyaw Soe, seeks to bring this action on behalf of all purchasers of Progenity common stock pursuant to or traceable to the registration statement issued in connection with the IPO. On September 23, 2020, the court ordered that no defendant has any obligation to answer or otherwise respond to the complaint in this action pending appointment of a lead plaintiff and the lead plaintiff’s filing of an amended complaint or designation of the existing complaint as the operative complaint.

Brickman Investments Inc. Action. On September 11, 2020, another putative securities class action was filed in the U.S. District Court for the Southern District of California, entitled Brickman Investments Inc. v. Progenity, Inc., et al., No. 3:20-cv-01795-BEN-LL. The plaintiff, Brickman Investments Inc., seeks to bring this action on behalf of all purchasers of Progenity common stock pursuant to or traceable to the registration statement and related prospectus issued in connection with the IPO. In addition to the remedies described above, the plaintiff seeks rescission or rescissory damages. Motions for appointment of lead plaintiff and lead counsel, as well as to consolidate the two actions, are pending.

9. Commitments and Contingencies

Operating Leases

The Company has entered into various noncancelable operating lease agreements, primarily for office space, laboratory space, and vehicles, which expire over the next 2 to 4 years. Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease. Rent expense for operating leases for the years ended December 31, 2018 and 2019, was $7.1 million and $8.9 million, respectively.

As of December 31, 2019, the Company’s net minimum payments under the non-cancelable operating leases are as follows (in thousands):

Year Ending December 31,	Minimum Operating Lease Payments
2020	$8,167
2021	4,838
2022	2,652
2023 and thereafter	906

Total future minimum payments	$16,563

Capital Leases

The Company has entered into various capital lease agreements, primarily for equipment. The outstanding leases have a weighted average imputed interest rate of 5.62% per annum.

As of December 31, 2019, the future minimum payments under the capital leases are as follows (in thousands):

Year Ending December 31,	Minimum Capital Lease Payments
2020	$773
2021	324
2022 and thereafter	47

Total future minimum payments	$1,144
Less amount representing interest	(59)

Present value of minimum capital lease payments	1,085
Less current portion of capital lease obligations	(727)

Capital lease obligations, net of current portion	$358

Contingencies

The Company, in the ordinary course of its business, can be involved in lawsuits, threats of litigation, and audit and investigative demands from third parties. While management is unable to predict the exact outcome of such matters, it is management’s current belief, that any potential liabilities resulting from these contingencies, individually or in the aggregate, could have a material impact on the Company’s financial position and results of operations.

The regulations governing government reimbursement programs (e.g., Medicaid, Tricare, and Medicare) and commercial payor reimbursement programs are complex and subject to interpretation. As a provider of services to patients covered under government and commercial payor programs, post payment review audits, and other forms of reviews and investigations are routine. The Company believes it complies in all material respects with the statutes, regulations, and other requirements applicable to its laboratory operations.

In April 2018, the Company received a civil investigative demand from an Assistant U.S. Attorney (“AUSA”) for the Southern District of New York and a Health Insurance Portability and Accountability Act (“HIPAA”) subpoena issued by an AUSA for the Southern District of California. In May 2018, the Company received a subpoena from the State of New York Medicaid Fraud Control Unit. While the Company has not been served with a civil or criminal complaint, it is currently under federal civil and criminal investigations, and state civil investigations, regarding discontinued legacy billing practices for its non-invasive prenatal testing and microdeletion tests and for the provision of potential kickbacks or inducements to physicians and patients. The civil investigations also include inquiries about the Company’s laboratory licenses, its enrollment in state Medicaid programs, and the laboratories that performed testing for the Company. The Company has met several times with representatives from the government entities conducting the related investigations, together as a group, to discuss the potential for a global resolution of all issues with all entities, which may include governmental entities and others that are not currently participating in such discussions. In response to proposed settlement offers from the Company, representatives from the government entities made a demand of $66.7 million to settle all issues. The Company has recorded an accrual of $35.8 million associated with a potential settlement in accrued expenses and other current liabilities as of December 31, 2019 which represents the amount offered by the Company to settle the matters and the minimum amount of the potential range of loss.

However, the Company has not yet completed negotiations, and there can be no assurance as to whether or when the parties will finalize any such negotiated resolution or what the final terms of such a resolution will be. The Company cannot provide any assurance as to the ultimate outcome or that an adverse resolution would not have a material adverse effect on the Company’s business, financial condition and results of operations.

The Company cannot provide any assurance as to the ultimate outcome or that an adverse resolution would not have a material adverse effect on the Company’s business, financial condition and results of operations.

On June 21, 2018, the Company received a letter from Cigna alleging damages related to contract terms. On December 5, 2018, Cigna and the Company entered into a settlement agreement whereby Avero agreed to pay an aggregate amount of $12.0 million with an upfront payment of $6.0 million and the remaining $6.0 million to be paid over 24 months. For the year ended December 31, 2018, the Company recorded a charge of $12.0 million associated with this claim in its consolidated statements of operations as a reduction to revenue. As of December 31, 2019, the remaining settlement accrual related to Cigna is $3.0 million in accrued expenses and other current liabilities.

On June 25, 2018, the Company received a letter from Aetna’s external legal counsel that included various allegations relating to the Company’s past practices. In November 2019, the Company and Aetna entered into a written settlement agreement for $15.0 million, to be paid in installment payments through December 2020. During the year ended December 31, 2018, the Company recorded a charge of $15.0 million associated with this claim in its consolidated statements of operations as a reduction to revenue. As of December 31, 2019, the Company’s accrual consists of $10.0 million in accrued expenses and other current liabilities.

On October 18, 2018, the Company received a letter from UnitedHealth Group that included various allegations relating to the Company’s past practices. On September 30, 2019, the Company entered into a settlement agreement with United HealthCare Services, Inc. and UnitedHealthcare Insurance Company (“United”) in which the Company agreed to pay an aggregate amount of $30.0 million. The settlement is to be paid with an upfront payment of $2.0 million, and the remaining balance to be paid every six months starting December 31, 2019, with the first two installment payments of $5.0 million each, and $6.0 million each thereafter. During the years ended December 31, 2018 and 2019, the Company recorded a charge of $27.0 million and $3.0 million, respectively, associated with this claim in its consolidated statements of operations as a reduction to revenue to adjust the accrual to $30.0 million. As of December 31, 2019, the remaining settlement accrual related to United is $23.0 million consisting of $11.0 million in accrued expenses and other current liabilities and $12.0 million in other long-term liabilities.